INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES

NOTE 25. INCOME TAXES

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands )	2012	2013	2014
Taiwan operations	$(14,871)	$(33,077)	$(13,158)
Non-Taiwan operations	1,946	(1,605)	8,095

	$(12,925)	$(34,682)	$(5,063)

The components of income tax expense (benefit) from continuing operations by taxing jurisdiction are as follows:

( in US$ thousands )	2012	2013	2014
Taiwan:
Current	$410	$(131)	$(74)
Deferred	46	379	—

	$456	$248	$(74)

Non-Taiwan:
Current	$215	$(187)	$1
Deferred	—	—	—

	$215	$(187)	$1

Total current income tax expense (benefit)	$625	$(318)	$(73)

Total deferred income tax expense (benefit)	$46	$379	$—

Total income tax expense (benefit)	$671	$61	$(73)

Our ultimate parent company is based in Singapore.

A reconciliation of our effective tax rate related to continuing operations to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2012	2013	2014
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	23.85%
Foreign tax differential	(0.17%)	(3.71%)	42.23%
Non-deductible items - impairment charges on goodwill	(16.43%)	(11.73%)	0.00%
Non-deductible - bad debts	0.00%	0.00%	(5.16%)
Changes in unrecognized tax benefits	0.00%	(4.12%)	(3.15%)
Tax-exempted income in foreign jurisdictions	0.00%	3.12%	0.00%
Adjustment for prior year payable	0.00%	0.54%	1.81%
Change in valuation allowance	(4.00%)	(8.83%)	(52.97%)
Tax effect of earnings for equity method investees and certain subsidiaries	(4.38%)	0.00%	0.00%
Other	(4.06%)	0.70%	(5.16%)

Effective rate	(5.19%)	(0.18%)	1.45%

The expense (benefit) for income taxes attributable to discontinued operations was $0 for each of the years ended December 31, 2012, 2013 and 2014, respectively.

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2013	2014
Net operating loss carryforwards	$3,610	$5,895
Share-based compensation	267	242
Intangible assets and goodwill	738	509
Property, plant and equipment	86	6
Prepaid licensing and royalty fees	1	369
Other	108	126

	4,810	7,147
Less: valuation allowance	(4,754)	(7,147)

Deferred tax assets - net	$56	$—

As of December 31, 2013 and 2014, $0 and $0, respectively, of the net deferred tax assets were reported as current and included in other current assets on the balance sheet.

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2013	2014
Investment in affiliated companies, principally due to undistributed income	$1,987	$1,928

Capitalized software development costs	56	—

Deferred tax liabilities	$2,043	$1,928

As of December 31, 2013 and 2014, $0 and $1.9 million, respectively, of deferred tax liabilities were reported as non-current deferred tax liabilities and included in other liabilities.

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2012, 2013 and 2014 are as follows:

(in US$ thousands)	2012	2013	2014
Balance at beginning of year	$25,256	$18,333	$4,754
Subsequent utilization of valuation allowance	(4)	(7)	—
Additions to valuation allowance	214	3,063	2,682
Divestitures	(7,026)	(16,616)	—
Exchange differences	(107)	(19)	(289)

Balance at end of year	$18,333	$4,754	$7,147

Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years would be deducted from income tax for Taiwan operations. The Statutory losses would be deducted from undistributed earnings tax and were not subject to expiration from Taiwan operations. As of December 31, 2014, we have net operating loss carryforward of our Taiwan operations for undistributed earnings tax purpose of $21.1 million which are available to reduce future undistributed earnings, if any, over an indefinite period.

As of December 31, 2014, we had net operating loss carryforwards available to offset future income, amounting to $28.0 million. Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	10,551	indefinite
Taiwan	17,417	2020~2024

	27,968

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2012, 2013 and 2014 are as follows:

(in US$ thousands)	2012	2013	2014
Balance at beginning of year	$4,714	$4,202	$8,798
Current year increase (decrease)	—	4,173	—
Increase (decrease) related to prior year tax positions	573	375	—
Deconsolidation of IAHGames	(1,072)	—	—
Exchange differences	(13)	48	(511)

Balance at end of year	$4,202	$8,798	$8,287

As of December 31, 2012, 2013 and 2014, there were $4.2 million, $8.8 million and $8.3 million of unrecognized tax benefits that if recognized would affect the effective tax rate. As of December 31, 2012, 2013 and 2014, $2.8 million, $6.7 million and $6.4 million of the total unrecognized tax benefit were presented as a reduction of a deferred tax asset that, if recognized, would be offset by a valuation allowance.

There were no interest and penalties related to income tax liabilities recognized for the years ended December 31, 2012, 2013 and 2014.

Our major tax paying components are all located in Taiwan. As of December 31, 2014, the income tax filings in Taiwan have been examined for the years through 2012, but we have filed appeals for the 2008, 2009, 2011 and 2012 tax filings.

In 2012, 2013 and 2014, our unrecognized tax benefits were related to amortization of goodwill and intangible assets resulting from the acquisition of FunTown in 2006. The income tax authority has made decisions on the amortization for our tax filings through 2012. We have filed appeals against the unfavorable parts of the decision regarding these amortization adjustments, pending further response from the tax authority.

The amount of unrecognized tax benefits may increase or decrease in the future for various reasons such as current year tax positions, expiration of statutes of limitations, litigation, legislative activity, or other changes in facts regarding realizability. Taiwanese entities are customarily examined by the tax authorities and it is reasonably possible that a future examination may result in positive or negative adjustment to our unrecognized tax benefit within the next 12 months; however management does not expect that the total amount of unrecognized tax benefit will change significantly within the next 12 months of December 31, 2014.